18. Legal Proceedings	12 Months Ended
Dec. 31, 2019
Legal Proceedings
Note 18. Legal Proceedings

In the normal course of business, the Company is involved in various claims and legal proceedings. In the opinion of the Company's management, any liabilities resulting from such proceedings are not expected to be material to the Company's consolidated financial condition or results of operations.